Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and entity information [Abstract]
Entity Registrant Name	KOREA ELECTRIC POWER CORP
Trading Symbol	KEP
Entity Central Index Key	0000887225
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	641,964,077
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Security 12b Title	American Depositary Shares
Security Exchange Name	NYSE